CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Payables on repurchase agreements and securities lending (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities			S/ 139,747,905
Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 7,678,016	S/ 9,415,357
Financial liabilities, at fair value	8,067,239	10,049,889
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	6,331,465	7,944,790
Debt instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	6,331,465	7,944,790
Financial liabilities, at fair value	S/ 6,709,182	S/ 8,572,837
Instruments issued by the Colombian Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Borrowings, interest rate	5.49%	5.97%
Financial liabilities	S/ 1,077,428	S/ 1,234,763
Financial liabilities, at fair value	S/ 1,077,917	S/ 1,235,472
Instruments issued by the Chilean Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Borrowings, interest rate	0.20%	0.26%
Financial liabilities	S/ 174,962	S/ 24,912
Financial liabilities, at fair value	S/ 175,054	S/ 27,529
Other instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate	2.07%	1.88%
Financial liabilities	S/ 94,161	S/ 210,892
Financial liabilities, at fair value	105,086	214,051
Not later than three days [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	402,445	329,150
Not later than three days [Member] | Debt instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	64,900	159,570
Not later than three days [Member] | Instruments issued by the Colombian Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	135,997	0
Not later than three days [Member] | Instruments issued by the Chilean Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	130,551	24,912
Not later than three days [Member] | Other instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	70,997	144,668
Later than three and not later than thirty days [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	1,028,350	1,663,064
Later than three and not later than thirty days [Member] | Debt instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	25,699	365,201
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	941,431	1,231,639
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	44,411	0
Later than three and not later than thirty days [Member] | Other instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	16,809	66,224
Later than thirty days [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	6,247,221	7,423,143
Later than thirty days [Member] | Debt instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	6,240,866	7,420,019
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	3,124
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than thirty days [Member] | Other instruments [Member] | Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 6,355	S/ 0